SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jul. 31, 2014
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

There were no significant non-cash transactions during the year ended July 31, 2014.

During the year ended July 31, 2013, the Company issued 1,600,000 common shares with a fair value of $284,000 for two mineral property options.